UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       NorthStar Capital Funds, LLC

Address:          599 Lexington Avenue
                  17th floor,
                  New York, New York 10022

13F File Number: 28-11181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael P. Zucker
Title:  Managing Member
Phone:  (212) 527-8340


Signature, Place and Date of Signing:

/s/ Michael P. Zucker              New York, NY              November 7, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:       4

Form 13F Information Table Value Total:      $7,034
                                           (in thousands)


List of Other Included Managers:  NONE

NONE

                           FORM 13F INFORMATION TABLE


COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8

                          TITLE OF              VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER            CLASS     CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS     SOLE   SHARED   NONE
FINISAR                   COM       31787A101   1,089    300,000  SH            SOLE     NONE      300,000
FRANKLIN ELEC INC         COM       353514102   1,594     30,000  SH            SOLE     NONE       30,000
MIPS TECHNOLOGIES INC     COM       604567107   1,046    155,000  SH            SOLE     NONE      155,000
TESSERA TECHNOLOGIES INC  COM       88164L100   3,304     95,000  SH            SOLE     NONE       95,000




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